                                  MAGNA FUNDS

                             LETTER TO SHAREHOLDERS

We are pleased to provide you with the 1999 Annual Report for the Magna Funds. During the year, a new portfolio was added to better serve our shareholders. As of year-end, the Funds now include the Magna Growth & Income Fund, Magna Intermediate Government Bond Fund and Magna Money Market Fund.

Fiscal year end August 31, 1999 was a good year for the Magna Funds and for our shareholders. Net assets under management at the end of the fiscal year were in excess of $392 million. This was an increase of $246 million over the same period last year. This growth included increases in the value of the funds' holdings, as well as increased investments from shareholders.

Magna Growth & Income Fund returned 33.73%(1) over the last 12 months, excluding sales charges. The Magna Intermediate Government Bond Fund had a total return -1.97(2), excluding sales charges. The Magna Money Market Fund had a 7-day yield of 4.78% for the fiscal year end.

This report includes the Schedule of Investments, comments from the portfolio managers, and other important information for each fund. We are continuing to look at adding new portfolios to the fund in an attempt to better serve our shareholders. We encourage you to read the report and thank you for your continued support.

Sincerely,

Walter B. Grimm

Walter B. Grimm
President

---------------

(1) With a maximum sales charge of 4.00%, the total return for the fiscal year ended August 31, 1999 would have been 28.36%.

(2) With a maximum sales charge of 4.00%, the total return for the fiscal year ended August 31, 1999 would have been -5.88%.

                           MAGNA GROWTH & INCOME FUND

                            PORTFOLIO MANAGER REPORT

        COMMENTS FROM DISCUSSIONS WITH GARY J. GUTHRIE, PORTFOLIO MANAGER

HOW HAS THE FUND PERFORMED   The fund has a total return of 6.51%(1) and
OVER THE PAST SIX-MONTHS     33.73%(1), exclusive of sales load for the six
AND ONE YEAR PERIODS?        months and one year ended August 31, 1999,
                             respectively. This compares with the S&P 500 Index returns of 7.32% and 39.81% for the period. The average growth and income fund tracked by Lipper
                             Inc. returned 7.08% and 31.16% for the same six months and one year periods.

WHAT IS THE COMPOSITION OF   The fund is currently invested in 78 companies,
THE PORTFOLIO AT THIS TIME?  which represent 33 industries. We are broadly diversified with the single largest equity holding at 3.8% of the portfolio while the ten largest positions represent 27.1%(2) of the portfolio as of August 31, 1999.

WHAT COMMENTS DO YOU HAVE    Investor sentiment on value/cyclical issues waned
ON THE MARKET AND FUND       as the focus of concern became pending Federal
PERFORMANCE?                 Reserve rate hikes. Financial shares were hardest
                             hit, while new life began to stir in technology shares.

WHAT IS YOUR OUTLOOK FOR     Strength in earnings tempered with further concerns
THE NEXT SIX MONTHS?         of year-end Fed action will probably continue the
                             markets' roller coaster action of the last several months. Barring any significant Y2K problems, the focus will remain on the Fed's battle to contain any building inflationary pressures.

---------------

(1) With a maximum sales charge of 4.00%, the total return for the six-month period would have been 2.26%, and 28.36% for the one year return.

(2) The composition of the Fund's holdings is subject to change.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

       IN THE MAGNA GROWTH & INCOME FUND, THE S&P 500 STOCK INDEX AND THE
                       LIPPER GROWTH & INCOME FUND INDEX

                                                 LIPPER GROWTH & INCOME       MAGNA GROWTH & INCOME
                                                       FUND INDEX                     FUND                 S&P 500 STOCK INDEX
                                                 ----------------------       ---------------------        -------------------
8/31/94                                                 10000                         9601                      10000
8/31/95                                                 11691                        10978                      12125
8/31/96                                                 13492                        13040                      14415
8/31/97                                                 19033                        18203                      20271
8/31/98                                                 18030                        19814                      21925
8/31/99                                                 23208                      26495.4                      30641

                                       COMPARATIVE TOTAL RETURN
                                       for the periods ended August 31, 1999

                                                                           1999    One    Five    Since Inception
                                                                           YTD    Year    Year       (8/31/94)
                                                                           --------------------------------------
                                                   Magna Growth &
                                                   Income Fund
                                                     Without sales
                                                       charge............  6.77%  33.73%  22.51%       22.51%
                                                     With sales
                                                       charge*...........  2.50%  28.36%  21.52%       21.52%

                                       * Reflects maximum sales charge of 4.00%.
                                       PAST PERFORMANCE IS NOT PREDICTIVE OF
                                       FUTURE RESULTS.

SECTOR WEIGHTINGS*
      AS OF 8/31/99

                                                                           SHORT-
                                                              BASIC         TERM       PREFERRED
SERVICES                RETAIL     TECHNOLOGY    HEALTH     INDUSTRIES   INVESTMENTS     STOCK     CONSUMER    UTILITIES
--------                ------     ----------    ------     ----------   -----------   ---------   --------    ---------
1.7                       1.2         23.1        13.7         3.8           9.2          4.9         9.9        11.8

SERVICES                ENERGY      FINANCE
--------                ------      -------
1.7                      14.3         7.9

*Portfolio composition subject to change. Percentages based upon net assets.

The performance of the Magna
Growth & Income Fund is measured
against the Standard & Poor's 500
Index and the Lipper Growth &
Income Fund Index. The S&P 500 is
generally representative of the
performance of the domestic large
capitalization stock universe.
The index does not reflect the
deduction of expenses associated
with a mutual fund, such as
investment management and fund
accounting fees. However, the
Lipper Growth & Income Fund
Index, a managed index, and the
Fund's performance do reflect the
deduction of fees for these
value-added services. The Fund's
total returns would have been
lower had certain fees not been
waived during the periods shown.

Investment return and NAV will
fluctuate, so that an investor's
shares, when redeemed, may be
worth more or less than the
original cost.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND

                           PORTFOLIO MANAGER'S REPORT

      COMMENTS FROM A CONVERSATION WITH L. CLARK ZEDRIC, PORTFOLIO MANAGER

HOW DID THE FUND PERFORM     The fund provided a total return of (1.97%)(1)
OVER THE PAST 12-MONTHS,     exclusive of sales loads, for the 12-month period
AND DURING THE FIRST         ended August 31, 1999. In comparison, the Lehman
EIGHT MONTHS OF 1999?        Brothers 6-10 Year Government/Corporate Bond Index
                             rose 0.02% and the Lehman Brothers 1-5 Year
                             Government/Corporate Bond Index rose 3.36% for the period.

                             Through August 31, 1999, the Fund's 1999 year-to-date total return, exclusive sales charges, was (4.34%).(1) During the same period, the Lehman Brothers 6-10 Year Government/Corporate Bond Index lost 3.51%, and the Lehman Brothers 1-5 Year Government/Corporate Bond Index rose 0.92%.

THE FUND'S 12 MONTH RETURN   During the 12 month period, interest rates rose
DECLINED DRAMATICALLY FROM   substantially in the 5-10 year range. The ten year
THE SAME PERIOD ONE YEAR     bond went from 4.97% the end of August 1998 to
EARLIER. WHAT PRIMARILY      5.98% at month-end August 1999. Because bond values
ACCOUNTED FOR THE            rise as interest rates fall, this rise in rates
DECLINE?                     pushed our total return lower. The fund is
                             concentrated in the 5-10 year area.

EVEN THOUGH THE FUND         Yes. As of August 31, 1999 over 67% of the
DECLINED, YOU WERE ABLE      portfolio was invested in Federal Agency Bonds and
TO MAINTAIN A HIGH           U.S. Treasury Notes with the remainder in high
QUALITY PORTFOLIO AND A      quality corporate paper and cash. The Fund's
RELATIVELY GENEROUS          dominant credit rating was AAA; the Fund owns
COUPON RATE.                 nothing below an A rating. As of August 31, 1999
                             the average portfolio coupon rate(2) was almost
                             7.00%.

HOW HAVE YOU POSITIONED THE  An essential part of our strategy is to maintain a
FUND FOR THE COMING YEAR?    "ladder" with bond maturities spread over several
                             years. This helps us to lessen the impact of interest rate fluctuations on the value of the portfolio and ensures that some bonds mature each year. We continue the "ladder" strategy and recently have been extending the length slightly by purchasing some bonds with 10 to 14 years maturity, modestly increasing average life and duration. This action reflects our view that interest rates after rising a full percentage point in the 5-10 year range, may increase slightly but then should decline in the months ahead. We do not want to deviate from our overall strategy. We feel that even though the 5-10 year range was the worst performer in this past year it could very well be the best in the year ahead.

---------------

(1) With a maximum sales charge of 4.00%, the total return for the fiscal year ended August 31, 1999 would have been (5.88%), and the total return for the 1999 year-to-date period (through August 31, 1999) would have been (8.13%).

(2) The interest rate stated on the face of a bond represents the percentage of interest to be paid by the issuer on the face value of the bond.

(*) The composition of the Fund's holding is subject to change.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

                IN THE MAGNA INTERMEDIATE GOVERNMENT BOND FUND,
        THE LEHMAN BROTHERS 1-5-YEAR GOVERNMENT/CORPORATE BOND INDEX AND
         THE LEHMAN BROTHERS 6-10-YEAR GOVERNMENT/CORPORATE BOND INDEX

                                                                            LEHMAN BROTHERS 1-5-YEAR    LEHMAN BROTHERS 6-10-YEAR
                                                   MAGNA INTERMEDIATE         GOVERNMENT/CORPORATE        GOVERNMENT/CORPORATE
                                                  GOVERNMENT BOND FUND             BOND INDEX                  BOND INDEX
                                                  --------------------      ------------------------    -------------------------
8/31/94                                                   9601                      10000                       10000
8/31/95                                                  10398                      10850                       11325
8/31/96                                                  10760                      11368                       11623
8/31/97                                                  11617                      12233                       12864
8/31/98                                                  12704                      13508                       15882
8/31/99                                                12453.7                      13962                       15885

                                       COMPARATIVE TOTAL RETURN
                                       for the periods ended August 31, 1999

                                                                            1999     One    Five   Since Inception
                                                                             YTD    Year    Year      (8/31/94)
                                                                            --------------------------------------
                                                   Magna Intermediate
                                                   Government Bond Fund
                                                     Without sales
                                                       charge.............  (4.34%) (1.97%) 5.34%       5.34%
                                                     With sales charge*...  (8.13%) (5.88%) 4.49%       4.49%

                                       * Reflects maximum sales charge of 4.00%.
                                       PAST PERFORMANCE IS NOT PREDICTIVE OF
                                       FUTURE RESULTS.

PORTFOLIO COMPOSITION*
       AS OF 8/31/99

CASH AND CASH EQUIVALENTS                              CORPORATE           U.S. GOVERNMENT SECURITIES        FEDERAL AGENCY
-------------------------                              ---------           --------------------------        --------------
3.3                                                      31.9                         4.3                         59.7

*Portfolio composition
subject to change.
Percentages based upon net
assets.

The performance of the Magna
Intermediate Government Bond Fund
is measured against the Lehman
Brothers 1-5-Year
Government/Corporate Bond Index
and the Lehman Brothers 6-10-Year
Government/Corporate Bond Index;
those two indices are unmanaged
and generally represent a range
of 1-5 and 6-10-year maturities.
These indices do not reflect the
deduction of fees associated with
a mutual fund, such as investment
management and fund accounting
fees. The Fund's performance
reflects the deduction of fees
for these value-added services.
The Fund's total returns would
have been lower had certain fees
not been waived during the
periods shown.

Investment return and NAV will
fluctuate, so that an investor's
shares, when redeemed, may be
worth more or less than the
original cost.

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (87.4%):
  AEROSPACE/DEFENSE -- (0.8%):
     Boeing Company.........................................      25,000    $  1,132,813
                                                                            ------------
  AIR TRAVEL -- (0.7%):
     Delta Air Lines, Incorporated..........................      20,000       1,016,250
                                                                            ------------
  ALUMINUM -- (1.3%):
     Aluminum Company of America, Incorporated..............      30,000       1,936,875
                                                                            ------------
  AUTOMOBILES & TRUCKS -- (2.0%):
     DaimlerChrysler AG.....................................      18,705       1,406,382
     Ford Motor Company.....................................      30,000       1,563,750
                                                                            ------------
                                                                               2,970,132
                                                                            ------------
  BREWERY -- (1.3%):
     Anheuser-Busch Companies, Incorporated.................      25,000       1,925,000
                                                                            ------------
  CHEMICALS -- (3.3%):
     DuPont (EI) de Nemours & Company.......................      52,933       3,354,692
     Monsanto Company.......................................      35,000       1,437,188
                                                                            ------------
                                                                               4,791,880
                                                                            ------------
  CLOTHING -- (1.2%):
     TJX Companies, Incorporated............................      60,000       1,732,500
                                                                            ------------
  COMPUTER SOFTWARE -- (5.8%):
     Computer Sciences Corporation*.........................      40,000       2,767,500
     Microsoft Corporation*.................................      60,800       5,627,799
                                                                            ------------
                                                                               8,395,299
                                                                            ------------
  COMPUTERS & BUSINESS EQUIPMENT -- (13.3%):
     Cisco Systems, Incorporated*...........................      67,500       4,577,344
     Compaq Computer Corporation............................      56,000       1,298,500
     Dell Computer Corporation*.............................      80,000       3,905,000
     Gateway Inc.*..........................................      20,000       1,938,750
     Hewlett-Packard Company................................      20,000       2,107,500
     Sun Microsystems, Incorporated*........................      70,000       5,564,999
                                                                            ------------
                                                                              19,392,093
                                                                            ------------
  DIVERSIFIED OPERATIONS -- (2.7%):
     General Electric Company...............................      35,000       3,930,938
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED):
  DRUGS & HEALTHCARE -- (12.1%):
     Amgen, Incorporated*...................................      40,000    $  3,327,499
     Bristol-Myers Squibb Company...........................      40,000       2,815,000
     Cardinal Health, Incorporated..........................      15,000         956,250
     Johnson & Johnson......................................      20,000       2,045,000
     Lilly (Eli) & Company..................................      19,000       1,417,875
     Merck & Company, Incorporated..........................      20,200       1,357,188
     Pfizer, Incorporated...................................      81,000       3,057,750
     Warner-Lambert Company.................................      40,000       2,650,000
                                                                            ------------
                                                                              17,626,562
                                                                            ------------
  ELECTRONIC COMPONENTS  -- (3.2%):
     Intel Corporation......................................      40,000       3,287,500
     Applied Materials, Incorporated*.......................      20,000       1,421,250
                                                                            ------------
                                                                               4,708,750
                                                                            ------------
  ENTERTAINMENT -- (1.0%):
     Walt Disney Company....................................      50,000       1,387,500
                                                                            ------------
  FINANCE & BANKING -- (5.2%):
     Bank Of America Corp...................................      10,000         605,000
     Bank One Corporation...................................      13,200         529,650
     Chase Manhattan Corporation............................      30,000       2,510,625
     First Union Corporation................................      30,000       1,245,000
     Mellon Bank Corporation................................      36,600       1,221,525
     Southtrust Corporation.................................      20,000         706,250
     Wells Fargo Company....................................      20,000         796,250
                                                                            ------------
                                                                               7,614,300
                                                                            ------------
  FINANCIAL SERVICES -- (1.7%):
     Citigroup, Incorporated................................       7,500         337,028
     Fannie Mae.............................................      20,000       1,242,500
     Hartford Financial Services Group......................      20,000         908,750
                                                                            ------------
                                                                               2,488,278
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED):
  FOOD & BEVERAGES -- (2.9%):
     Coca-Cola Company......................................      16,000    $    957,000
     International Paper Company............................      30,000       1,411,875
     PepsiCo, Incorporated..................................      10,600         361,725
     Sara Lee Corporation...................................      70,000       1,553,125
                                                                            ------------
                                                                               4,283,725
                                                                            ------------
  HOUSEHOLD PRODUCTS -- (2.9%):
     Dial Corporation.......................................      75,000       2,081,250
     Procter & Gamble Company...............................      22,000       2,183,500
                                                                            ------------
                                                                               4,264,750
                                                                            ------------
  INSURANCE -- (1.0%):
     Allstate Corporation...................................      45,000       1,476,563
                                                                            ------------
  INTERNATIONAL OIL -- (5.1%):
     Exxon Corporation......................................      30,000       2,366,250
     Mobil Corporation......................................      30,200       3,091,725
     Texaco, Incorporated...................................      32,000       2,032,000
                                                                            ------------
                                                                               7,489,975
                                                                            ------------
  MEDICAL INSTRUMENTS -- (1.6%):
     Medtronic, Incorporated................................      30,000       2,347,500
                                                                            ------------
  MULTIMEDIA -- (1.7%):
     Time Warner, Incorporated..............................      41,600       2,467,400
                                                                            ------------
  OIL & GAS -- (3.2%):
     Atlantic Richfield Company.............................      20,000       1,758,750
     Ultramar Diamond Shamrock Corporation..................      25,000         653,125
     Conoco Class B.........................................      79,847       2,155,788
                                                                            ------------
                                                                               4,567,663
                                                                            ------------
  PAPER -- (1.0%):
     Kimberly-Clark Corporation.............................      25,000       1,423,438
                                                                            ------------
  RAILROADS -- (0.5%):
     Burlington Northern Santa Fe Corporation...............      23,800         690,200
                                                                            ------------
  RESTAURANTS -- (0.8%):
     McDonald's Corporation.................................      29,400       1,216,425
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
COMMON STOCKS -- (CONTINUED):
  TELECOMMUNICATIONS -- (2.5%):
     MCI Worldcom, Incorporated*............................      25,000    $  1,893,750
     Sprint Corporation (PCS)*..............................      15,000         896,250
     Sprint Corporation*....................................      20,000         887,500
                                                                            ------------
                                                                               3,677,500
                                                                            ------------
  TELECOMMUNICATIONS EQUIPMENT -- (3.2%):
     Lucent Technologies, Incorporated......................      50,000       3,203,124
     Tellabs, Incorporated*.................................      25,000       1,489,063
                                                                            ------------
                                                                               4,692,187
                                                                            ------------
  TOBACCO -- (1.0%):
     Philip Morris Companies, Incorporated..................      40,000       1,497,500
                                                                            ------------
  UTILITIES -- ELECTRIC -- (1.1%):
     GPU, Incorporated......................................      25,000         853,125
     New Century Energies, Incorporated.....................      20,000         722,500
                                                                            ------------
                                                                               1,575,625
                                                                            ------------
  UTILITIES -- TELEPHONE -- (3.3%):
     GTE Corporation........................................      29,500       2,024,438
     SBC Communications, Incorporated.......................      29,200       1,401,600
     U S West, Incorporated.................................      26,500       1,384,625
                                                                            ------------
                                                                               4,810,663
                                                                            ------------
TOTAL COMMON STOCKS -- (Cost $71,070,432)...................                 127,530,284
                                                                            ------------
PREFERRED STOCKS -- (4.9%):
  BANKING -- (0.5%):
     Harris Preferred Capital, Series A.....................      30,000         708,750
                                                                            ------------
  FINANCIAL SERVICES -- (2.1%):
     AT & T Capital Corporation.............................      40,000       1,002,500
     MediaOne Financial Trust...............................      40,000       1,030,000
     Merrill Lynch Capital Trust............................      40,000         957,500
                                                                            ------------
                                                                               2,990,000
                                                                            ------------
  INSURANCE -- (0.6%):
     Allstate Corporation...................................      35,000         835,625
                                                                            ------------

                                   continued

                           MAGNA GROWTH & INCOME FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                              SHARES OR
                                                              PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    ------------
PREFERRED STOCKS -- (CONTINUED):
  OIL & GAS -- (0.3%):
     UDS Capital, Series I..................................      20,000    $    483,750
                                                                            ------------
  TELECOMMUNICATIONS -- (0.6%):
     Motorola Capital Trust.................................      40,000         892,480
                                                                            ------------
  UTILITIES -- (0.8%):
     Duke Energy Capital Trust..............................      30,000         712,500
     KCPL Financing, Series I...............................      20,000         505,000
                                                                            ------------
                                                                               1,217,500
                                                                            ------------
TOTAL PREFERRED STOCKS -- (Cost $7,375,000).................                   7,128,105
                                                                            ------------
SHORT TERM INVESTMENTS -- (9.2%):
  REPURCHASE AGREEMENT -- (5.1%):
     Fifth Third Bank
          5.45%, maturing 9/1/1999 (Collateralized by
            $6,520,000 Fannie Mae, 7.00%, 11/01/2017, Market
            Value -- $6,426,275 and by $1,200,000, Fannie
            Mae, 6.75%, 7/1/2024, Market Value --
            $1,176,318......................................  $7,476,534       7,476,534
                                                                            ------------
  UNITED STATES TREASURY NOTES -- (4.1%):
     5.125%, 8/31/2000......................................   2,000,000       1,992,180
     5.50%, 3/31/2000.......................................   2,000,000       2,001,880
     5.375%, 6/30/2000......................................   2,000,000       1,998,440
                                                                            ------------
                                                                               5,992,500
                                                                            ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $13,481,295)..........                  13,469,034
                                                                            ------------
TOTAL INVESTMENTS -- (Cost $91,926,727) (a) -- 101.5%.......                 148,127,423
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5)%.............                  (2,208,224)
                                                                            ------------
TOTAL NET ASSETS -- 100%....................................                $145,919,199
                                                                            ============

---------------

Percentages indicated are based on net assets of $145,919,199.

(a) Cost for federal income tax and financial reporting is substantially the same.

* Represents non-income producing securities.

                       See notes to financial statements.

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
CORPORATE BONDS -- (32.3%):
  FINANCE & BANKING -- (13.9%):
     Bear Stearns Companies, Incorporated,
       7.00%, 3/1/2007......................................  $1,000,000    $   965,100
     Ford Capital BV,
       9.38%, 5/15/2001.....................................     380,000        395,462
     Merrill Lynch & Company, Incorporated,
       8.00%, 2/1/2002......................................     325,000        334,084
       8.30%, 11/1/2002.....................................     460,000        478,570
       8.00%, 6/1/2007......................................     500,000        518,960
     Morgan Stanley Dean Witter,
       8.10%, 6/24/2002.....................................     460,000        473,800
     National City Bank of Kentucky,
       6.30%, 2/15/2011, OID................................   1,000,000        906,180
     Nationsbank Corporation,
       6.38%, 2/15/2008.....................................   1,000,000        943,160
       6.60%, 5/15/2010.....................................   1,000,000        935,350
       7.04%, 8/15/2012.....................................     500,000        468,520
     Northern Trust Corporation,
       7.10%, 8/1/2009......................................   1,500,000      1,480,500
     Norwest Financial, Incorporated,
       7.20%, 5/1/2007......................................   1,000,000        994,950
     St. Paul Companies, Incorporated,
       7.29%, 8/28/2007.....................................     500,000        509,090
     Swiss Bank of New York,
       7.00% 10/15/2015.....................................   1,000,000        932,442
     Wachovia Corporation,
       6.38%, 2/1/2009......................................   1,000,000        940,010
                                                                            -----------
                                                                             11,276,178
                                                                            -----------
  FINANCIAL SERVICES -- (2.3%):
     General Motors Acceptance Corporation,
       6.13%, 11/15/2008....................................   1,000,000        921,907
     Morgan Stanley Dean Witter,
       6.75%, 10/15/2013....................................   1,000,000        936,510
                                                                            -----------
                                                                              1,858,417
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
CORPORATE BONDS -- (CONTINUED):
  INDUSTRIALS -- (7.5%):
     Dupont Corporation,
       8.13%, 3/15/2004.....................................  $  265,000    $   281,488
     Ford Motor Company,
       9.00%, 9/15/2001.....................................     280,000        292,121
       9.50%, 9/15/2011.....................................     230,000        266,002
     J.C. Penney Company, Series A,
       6.88%, 10/15/2015....................................   1,500,000      1,319,809
     Kimberly-Clark Corporation,
       8.63%, 5/1/2001......................................     280,000        289,792
     Lilly (Eli) & Company,
       8.13%, 12/1/2001.....................................     500,000        519,240
     Loews Corporation,
       6.75%, 12/15/2006....................................     500,000        463,045
     Monsanto Company,
       8.75%, 5/15/2001.....................................     200,000        207,262
     Philip Morris Companies, Incorporated,
       8.75%, 6/1/2001......................................     250,000        257,848
       7.50%, 1/15/2002.....................................     360,000        364,241
       7.25%, 1/15/2003.....................................     700,000        702,576
     R.R. Donnelley & Sons Company,
       7.00%, 1/1/2003......................................     700,000        704,669
     Rockwell International Corporation,
       8.38%, 2/15/2001.....................................     280,000        288,137
     Weyerhaeuser Company,
       8.94%, 4/9/2001......................................     100,000        104,053
                                                                            -----------
                                                                              6,060,283
                                                                            -----------
  INSURANCE -- (0.6%):
     Citigroup Incorporated,
       6.20%, 3/15/2009.....................................     500,000        462,200
                                                                            -----------
  TRANSPORTATION -- (0.3%):
     Norfolk & Southern Railway Company,
       7.75%, 8/15/2005.....................................     225,000        228,035
                                                                            -----------

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
CORPORATE BONDS -- (CONTINUED):
  UTILITIES -- (7.7):
     Alabama Power,
       5.38%, 10/1/2008.....................................  $1,000,000    $   882,773
     AT&T Corporation,
       7.13%, 1/15/2002.....................................     960,000        971,904
     Carolina Telephone & Telegraph Company,
       7.25%, 12/15/2004....................................   1,000,000      1,011,130
     General Electric Company,
       7.73%, 2/13/2002.....................................     400,000        410,908
     National Rural Utilities,
       7.30%, 9/15/2006.....................................   1,000,000      1,013,210
       7.20%, 10/1/2015.....................................     450,000        429,795
     Northern Telecom, Limited,
       8.75%, 6/12/2001.....................................     430,000        445,575
     Pacific Bell,
       7.25%, 7/1/2002......................................   1,000,000      1,013,760
                                                                            -----------
                                                                              6,179,055
                                                                            -----------
TOTAL CORPORATE BONDS -- (Cost $26,862,578).................                 26,064,168
                                                                            -----------
GOVERNMENT AND AGENCY BONDS -- (63.6%):
  FEDERAL AGENCIES -- (59.3%):
     FANNIE MAE -- (23.4%):
       7.85%, 9/10/2004.....................................     500,000        499,610
       8.33%, 2/8/2005......................................   1,000,000      1,006,410
       7.65%, 3/10/2005.....................................     500,000        519,920
       6.83%, 10/10/2007....................................     500,000        481,955
       6.58%, 12/17/2007....................................   1,000,000        960,160
       6.27%, 2/13/2008.....................................   1,000,000        944,530
       6.14%, 9/2/2008......................................   1,000,000        933,750
       6.00%, 12/18/2008....................................   1,000,000        918,120
       6.03%, 2/2/2009......................................   1,000,000        921,410
       7.00%, 12/5/2011.....................................   1,000,000      1,009,510
       7.00%, 8/14/2012.....................................   1,500,000      1,421,715
       7.00%, 8/27/2012.....................................   1,500,000      1,436,490
       7.00%, 10/29/2012....................................     500,000        473,360
       6.26%, 11/26/2012....................................   1,000,000        941,884
       6.25%, 2/18/2014.....................................   2,000,000      1,797,500
       6.37%, 2/25/2014.....................................   2,000,000      1,813,120

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  FEDERAL AGENCIES -- (CONTINUED):
     FANNIE MAE -- (CONTINUED):
7.00%, 12/12/2016...........................................  $1,000,000    $   937,751
       6.75%, 8/25/2021.....................................     920,000        905,050
       7.05%, 4/25/2022.....................................     925,000        905,048
                                                                            -----------
                                                                             18,827,293
                                                                            -----------
     FEDERAL FARM CREDIT BANK -- (5.8%):
       6.20%, 11/30/2009....................................   1,000,000        940,160
       6.01%, 6/16/2010.....................................   2,000,000      1,840,620
       6.13%, 1/22/2013.....................................   1,000,000        911,720
       6.27%, 1/26/2016.....................................   1,000,000        918,280
                                                                            -----------
                                                                              4,610,780
                                                                            -----------
     FEDERAL HOME LOAN BANK -- (16.3%):
       7.59%, 2/10/2000.....................................   1,000,000      1,007,030
       5.26%, 10/26/2004....................................     500,000        468,280
       8.06%, 3/10/2005.....................................     500,000        501,955
       7.33%, 5/30/2007.....................................   1,000,000        996,560
       6.03%, 4/8/2008......................................   1,000,000        938,120
       6.12%, 8/26/2008.....................................     500,000        466,640
       5.66%, 12/18/2008....................................     500,000        452,345
       7.01%, 12/4/2012.....................................   1,000,000        940,470
       6.13%, 1/9/2013......................................   2,000,000      1,838,740
       6.73%, 9/17/2013.....................................   1,000,000        924,060
       5.83%, 9/30/2013.....................................   1,000,000        886,250
       6.10%, 2/19/2014.....................................   1,000,000        884,840
       6.045%, 5/12/2014....................................   1,000,000        907,030
       6.625%, 6/30/2014....................................   1,000,000        958,910
       8.00%, 8/19/2014.....................................   1,000,000        992,340
                                                                            -----------
                                                                             13,163,570
                                                                            -----------
     FREDDIE MAC -- (11.4%):
       7.90%, 9/19/2001.....................................     280,000        288,837
       7.50%, 1/1/2007......................................      13,330         13,340
       6.50%, 5/1/2008......................................      61,302         60,081
       6.14%, 2/15/2011.....................................   1,000,000        927,340
       6.77%, 3/21/2011.....................................   1,000,000      1,005,000
       6.125%, 7/28/2011....................................   1,000,000        902,340

                                   continued

                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  FEDERAL AGENCIES -- (CONTINUED):
     FREDDIE MAC -- (CONTINUED):
6.71%, 12/5/2011............................................  $2,000,000    $ 1,912,819
       7.27%, 2/6/2012......................................   1,000,000        995,160
       7.49%, 4/16/2012.....................................   1,000,000      1,010,310
       7.09%, 11/22/2016....................................     500,000        478,045
       7.00%, 1/15/2023.....................................   1,000,000        976,250
       7.00%, 12/15/2023....................................     546,000        531,837
       6.50%, 2/15/2024.....................................      66,871         66,766
                                                                            -----------
                                                                              9,168,125
                                                                            -----------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- (2.4%):
       7.50%, 6/20/2029.....................................   1,982,626      1,961,233
                                                                            -----------
                                                                             47,731,001
                                                                            -----------
  U.S. GOVERNMENT SECURITIES -- (4.3%):
     TENNESSEE VALLEY AUTHORITY -- (3.4%)
       6.00%, 3/15/2013.....................................   3,000,000      2,783,430
                                                                            -----------
     UNITED STATES TREASURY NOTES -- (0.9%)
       6.00%, 10/15/1999....................................     690,000        691,033
                                                                            -----------
                                                                              3,474,463
                                                                            -----------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $53,771,578).....                 51,205,464
                                                                            -----------
SHORT TERM INVESTMENTS -- (3.3%):
  REPURCHASE AGREEMENT:
     Fifth Third Bank
       5.45%, maturing 9/1/1999 (Collateralized by
        $2,716,000 Fannie Mae,
          6.75%, 7/1/2024, Market Value -- $2,662,400)......   2,662,006      2,662,006
                                                                            -----------
TOTAL SHORT TERM INVESTMENTS -- (Cost $2,662,006)...........                  2,662,006
                                                                            -----------
TOTAL INVESTMENTS -- (Cost $83,296,162)(a) -- 99.2%.........                 79,931,638
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%...............                    674,874
                                                                            -----------
TOTAL NET ASSETS -- 100%....................................                $80,606,512
                                                                            ===========

---------------

(a) Cost for federal income tax and financial reporting is substantially the same.

Percentages indicated are based on net assets of $80,606,512.

OID -- Original Issue Discount.

                       See notes to financial statements.

                            MAGNA MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                               PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                       ---------        ------
CERTIFICATE OF DEPOSIT -- (3.0%):
  YANKEE & EURODOLLAR -- (3.0%):
     Deutsche Bank, 5.62%, 6/26/2000........................  $ 5,000,000    $  4,998,104
                                                                             ------------
TOTAL CERTIFICATE OF DEPOSIT -- (Cost $4,998,104)...........                    4,998,104
                                                                             ------------
COMMERCIAL PAPER -- (21.3%):
  AEROSPACE -- (3.0%):
     General Dynamics, 0.00%, 9/8/1999......................    5,000,000       4,994,925
                                                                             ------------
  FOOD PRODUCTS & SERVICES -- (2.1%):
     Sysco, 0.00%, 9/1/1999.................................    3,500,000       3,500,000
                                                                             ------------
  GAS & ELECTRIC UTILITY -- (3.0%):
     Mid American Energy, 0.00%, 9/1/1999...................    5,000,000       5,000,000
                                                                             ------------
  PETROLEUM REFINING -- (7.2%):
     Amoco, 5.20%, 10/7/1999................................    5,000,000       5,000,000
     Shell, 5.60%, 9/1/1999.................................    3,900,000       3,900,000
     Shell, 5.38%, 9/20/1999................................    3,100,000       3,100,000
                                                                             ------------
                                                                               12,000,000
                                                                             ------------
  PRINTING & PUBLISHING -- (3.0%):
     Gannett, 0.00%, 9/8/1999...............................    5,000,000       4,994,896
                                                                             ------------
  TELECOMMUNICATIONS -- (3.0%):
     Bell South, 0.00%, 9/1/1999............................    5,000,000       5,000,000
                                                                             ------------
TOTAL COMMERCIAL PAPER -- (Cost $35,489,821)................                   35,489,821
                                                                             ------------
CORPORATE BONDS -- (6.3%):
  FINANCE & BANKING -- (3.3%):
     Bayerische Landesbank, 6.125%, 3/30/2000...............    5,380,000       5,392,984
                                                                             ------------
  FINANCIAL SERVICES -- (3.0%):
     General Motors Acceptance Corporation, 5.85%,
       4/6/2000.............................................    5,000,000       5,004,712
                                                                             ------------
TOTAL CORPORATE BONDS -- (Cost $10,397,696).................                   10,397,696
                                                                             ------------
GOVERNMENT AND AGENCY BONDS -- (56.3%):
  FANNIE MAE -- (25.9%):
     0.00%, 9/1/1999........................................   30,000,000      30,000,000
     5.44%, 1/14/2000.......................................    4,000,000       4,003,394
     5.65%, 6/12/2000.......................................    9,055,000       9,054,377
                                                                             ------------
                                                                               43,057,771
                                                                             ------------

                                   continued

                            MAGNA MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                               PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                       ---------        ------
GOVERNMENT AND AGENCY BONDS -- (CONTINUED):
  FEDERAL FARM CREDIT BANK -- (9.7%):
     4.875%, 9/1/1999.......................................  $ 1,000,000    $  1,000,000
     5.06%, 10/1/1999.......................................    5,000,000       5,001,103
     0.00%, 11/24/1999......................................    1,000,000         987,864
     4.85%, 12/1/1999.......................................    3,100,000       3,099,088
     5.20%, 1/14/2000.......................................    1,000,000       1,000,000
     5.30%, 2/1/2000........................................    5,000,000       5,000,000
                                                                             ------------
                                                                               16,088,055
                                                                             ------------
  FEDERAL HOME LOAN BANK -- (20.7%):
     6.035%, 9/27/1999......................................    1,500,000       1,500,451
     5.805%, 11/4/1999......................................    4,000,000       4,001,876
     5.91%, 11/5/1999.......................................    2,200,000       2,201,148
    *5.37%, 11/10/1999......................................   15,000,000      14,997,893
     0.00%, 11/12/1999......................................    1,000,000         989,595
     0.00%, 11/17/1999......................................    1,000,000         988,874
     0.00%, 11/19/1999......................................    1,000,000         988,585
     0.00%, 11/22/1999......................................    1,000,000         988,154
     4.93%, 1/19/2000.......................................    3,185,000       3,181,774
     5.625%, 6/02/2000......................................    2,035,000       2,035,000
     5.62%, 8/10/2000.......................................    2,550,000       2,550,000
                                                                             ------------
                                                                               34,423,350
                                                                             ------------
TOTAL GOVERNMENT AND AGENCY BONDS -- (Cost $93,569,176).....                   93,569,176
                                                                             ------------
U.S. TREASURY OBLIGATIONS -- (6.0%):
  U.S. TREASURY OBLIGATIONS -- (CONTINUED):
  U.S. TREASURY NOTES -- (6.0%):
     7.125%, 9/30/1999......................................   10,000,000      10,018,845
                                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS -- (Cost $10,018,845).......                   10,018,845
                                                                             ------------
WEEKLY DEMAND NOTE -- (3.1%):
  WASHINGTON -- (3.1%):
     *Everett Clinic, 5.20%, 12/1/2018......................    5,200,000       5,200,000
                                                                             ------------
TOTAL WEEKLY DEMAND NOTE -- (Cost $5,200,000)...............                    5,200,000
                                                                             ------------

                                   continued

                            MAGNA MONEY MARKET FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                AUGUST 31, 1999

                                                               PRINCIPAL        MARKET
                    SECURITY DESCRIPTION                        AMOUNT          VALUE
                    --------------------                       ---------        ------
SHORT TERM INVESTMENTS -- (3.7%):
  REPURCHASE AGREEMENT:
     FIFTH THIRD BANK
       5.45%, maturing 9/1/1999 (Collateralized by
          $6,216,000 Fannie Mae, 6.75%, 7/1/2024, Market
          Value -- $6,093,327)..............................  $ 6,093,659    $  6,093,659
                                                                             ------------
TOTAL SHORT TERM INVESTMENTS -- (Cost $6,093,659)...........                    6,093,659
                                                                             ------------
TOTAL INVESTMENTS -- (Cost $165,767,301)(a) -- 99.7%........                  165,767,301
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%...............                      567,694
                                                                             ------------
TOTAL NET ASSETS -- 100.0%..................................                 $166,334,995
                                                                             ============

---------------

Percentages indicated are based on net assets of $166,334,995.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable Rate Investments. The rate presented is the rate in effect at August 31, 1999.

                       See notes to financial statements.

                                  MAGNA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                AUGUST 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   GROWTH &      INTERMEDIATE       MONEY
                                                    INCOME        GOVERNMENT        MARKET
                                                     FUND         BOND FUND          FUND
                                                 ------------    ------------    ------------
ASSETS:
Investments in securities, at value (cost
  $84,450,193, $80,634,156 and $159,673,642,
  respectively)................................  $140,650,889    $77,269,632     $159,673,642
Repurchase agreements, (cost $7,476,534,
  $2,662,006 and $6,093,659, respectively).....     7,476,534      2,662,006        6,093,659
                                                 ------------    -----------     ------------
  TOTAL INVESTMENTS............................   148,127,423     79,931,638      165,767,301
                                                 ------------    -----------     ------------
Dividends and interest receivable..............       293,133      1,146,337        1,214,415
Receivable for investment securities sold......     2,176,496             --               --
Prepaid expenses and other assets..............         8,433          4,510            9,863
                                                 ------------    -----------     ------------
  TOTAL ASSETS.................................   150,605,485     81,082,485      166,991,579
                                                 ------------    -----------     ------------
LIABILITIES:
Distributions payable..........................            --        411,732          607,058
Payable for investment securities purchased....     4,565,013             --               --
Accrued expenses:
  Advisory fees................................        61,213         27,417           22,908
  Administration fees..........................         4,858          2,674            4,636
  Other........................................        55,202         34,150           21,982
                                                 ------------    -----------     ------------
  TOTAL LIABILITIES............................     4,686,286        475,973          656,584
                                                 ------------    -----------     ------------
NET ASSETS.....................................  $145,919,199    $80,606,512     $166,334,995
                                                 ============    ===========     ============
COMPOSITION OF NET ASSETS:
Paid-in capital................................  $ 88,793,868    $84,068,502     $166,336,557
Accumulated undistributed (distributions in
  excess of) net investment income.............       314,363         (1,371)              --
Accumulated net realized gains (losses) on
  investment transactions......................       610,272        (96,095)          (1,562)
Net unrealized appreciation (depreciation) from
  investments..................................    56,200,696     (3,364,524)              --
                                                 ------------    -----------     ------------
NET ASSETS.....................................  $145,919,199    $80,606,512     $166,334,995
                                                 ============    ===========     ============
Shares of beneficial interest outstanding, no
  par value....................................     4,804,812      6,693,676      166,336,557
                                                 ============    ===========     ============
Net asset value and redemption price per
  share........................................  $      30.37    $     12.04     $       1.00
                                                 ============    ===========     ============
Maximum Sales Charge...........................          4.00%          4.00%              --
                                                 ============    ===========     ============
Maximum Offering Price (100%/(100%-Maximum
  Sales Charge) of net asset value adjusted to
  the nearest cent) per share..................  $      31.64    $     12.54     $         --
                                                 ============    ===========     ============

                       See notes to financial statements.

                                  MAGNA FUNDS
                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED AUGUST 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                   GROWTH &      INTERMEDIATE        MONEY
                                                    INCOME        GOVERNMENT         MARKET
                                                     FUND         BOND FUND         FUND(A)
                                                 ------------    ------------     ------------
INVESTMENT INCOME:
Interest income................................  $    532,423    $ 5,046,622      $  1,168,420
Dividend income................................     1,952,615             --                --
                                                 ------------    -----------      ------------
  TOTAL INCOME.................................     2,485,038      5,046,622         1,168,420
                                                 ------------    -----------      ------------
EXPENSES:
Advisory fees (Note 3).........................       967,691        387,178            96,163
Administration fees (Note 3)...................       257,852        154,873            48,079
12b-1 fees (Note 3)............................       322,564        193,589            60,102
Fund accounting fees (Note 3)..................        44,484         53,955             5,208
Offering fees..................................            --             --            10,808
Amortization of organization costs.............        12,392         20,733                --
Transfer agent fees (Note 3)...................        44,033         25,692             4,872
Trustees' fees and expenses....................        20,819         12,624             1,630
Other..........................................       103,765         61,205            17,325
                                                 ------------    -----------      ------------
  TOTAL EXPENSES...............................     1,773,600        909,849           244,187
  Less: Expenses voluntarily reduced/waived....      (645,127)      (271,024)         (122,607)
                                                 ------------    -----------      ------------
  Net expenses.................................     1,128,473        638,825           121,580
                                                 ------------    -----------      ------------
NET INVESTMENT INCOME..........................     1,356,565      4,407,797         1,046,840
                                                 ------------    -----------      ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENT TRANSACTIONS:
Realized gains (losses) on investment
  transactions.................................       610,272         62,312            (1,562)
Net change in unrealized appreciation
  (depreciation) from investments..............    30,829,853     (6,124,561)               --
                                                 ------------    -----------      ------------
Net realized and unrealized gains (losses) on
  investment transactions......................    31,440,125     (6,062,249)           (1,562)
                                                 ------------    -----------      ------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $ 32,796,690    $(1,654,452)     $  1,045,278
                                                 ============    ===========      ============

---------------

(a) For the period July 7, 1999 to August 31, 1999.

                       See notes to financial statements.

                                  MAGNA FUNDS
                              GROWTH & INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             YEAR ENDED         YEAR ENDED
                                                           AUGUST 31, 1999    AUGUST 31, 1998
                                                           ---------------    ---------------
CHANGE IN NET ASSETS:
FROM OPERATIONS:
Net investment income....................................   $  1,356,565       $    760,796
Net realized gains (losses) on investment transactions...        610,272          3,524,168
Net change in unrealized appreciation (depreciation) from
  investments............................................     30,829,853          2,381,549
                                                            ------------       ------------
Change in net assets resulting from operations...........     32,796,690          6,666,513
                                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................................     (1,179,259)          (812,222)
Net realized gains.......................................     (2,809,929)        (1,369,723)
                                                            ------------       ------------
Change in net assets from shareholder distributions......     (3,989,188)        (2,181,945)
                                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares.............................     55,582,611         10,354,580
Shares issued in reinvestment of distributions...........      2,300,629          1,697,386
Payments for shares redeemed.............................    (14,902,534)       (12,682,030)
                                                            ------------       ------------
Change in net assets from fund share transactions........     42,980,706           (630,064)
                                                            ------------       ------------
NET INCREASE IN NET ASSETS...............................     71,788,208          3,854,504
                                                            ------------       ------------
NET ASSETS:
Beginning of period......................................     74,130,991         70,276,487
                                                            ------------       ------------
End of period............................................   $145,919,199       $ 74,130,991
                                                            ============       ============
Accumulated undistributed (distributions in excess of)
  net investment income..................................   $    314,363       $    137,057
                                                            ------------       ------------
SHARE TRANSACTIONS:
Issued...................................................      2,082,954            422,534
Reinvested...............................................         82,321             72,896
Redeemed.................................................       (520,372)          (503,629)
                                                            ------------       ------------
Change in shares.........................................      1,644,903             (8,199)
                                                            ============       ============

                       See notes to financial statements.

                                  MAGNA FUNDS
                       INTERMEDIATE GOVERNMENT BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              YEAR ENDED         YEAR ENDED
                                                            AUGUST 31, 1999    AUGUST 31, 1998
                                                            ---------------    ---------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income.....................................    $ 4,407,797        $ 4,001,009
Net realized gains (losses) on investment transactions....         62,312             98,469
Net change in unrealized appreciation (depreciation) from
  investments.............................................     (6,124,561)         1,969,499
                                                              -----------        -----------
Change in net assets resulting from operations............     (1,654,452)         6,068,977
                                                              -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................     (4,406,645)        (4,001,009)
In excess of net investment income........................         (1,152)                --
                                                              -----------        -----------
Change in net assets from shareholder distributions.......     (4,407,797)        (4,001,009)
                                                              -----------        -----------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares..............................     22,721,191         15,220,676
Shares issued in reinvestment of distributions............        641,435            674,015
Payments for shares redeemed..............................     (9,308,084)        (9,807,364)
                                                              -----------        -----------
Change in net assets from fund share transactions.........     14,054,542          6,087,327
                                                              -----------        -----------
NET INCREASE IN NET ASSETS................................      7,992,293          8,155,295
                                                              -----------        -----------
NET ASSETS:
Beginning of period.......................................     72,614,219         64,458,924
                                                              -----------        -----------
End of period.............................................    $80,606,512        $72,614,219
                                                              ===========        ===========
Accumulated undistributed (distributions in excess of) net
  investment income.......................................    $    (1,371)       $    (1,152)
                                                              -----------        -----------
SHARE TRANSACTIONS:
Issued....................................................      1,790,846          1,188,041
Reinvested................................................         50,162             52,724
Redeemed..................................................       (734,208)          (765,780)
                                                              -----------        -----------
Change in shares..........................................      1,106,800            474,985
                                                              ===========        ===========

                       See notes to financial statements.

                                  MAGNA FUNDS
                               MONEY MARKET FUND
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               JULY 7, 1999 TO
                                                              AUGUST 31, 1999(a)
                                                              ------------------
INCREASE IN NET ASSETS:
FROM OPERATIONS:
Net investment income.......................................     $  1,046,840
Net realized gains (losses) on investment transactions......           (1,562)
                                                                 ------------
Change in net assets resulting from operations..............        1,045,278
                                                                 ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................       (1,046,840)
                                                                 ------------
Change in net assets from shareholder distributions.........       (1,046,840)
                                                                 ------------
FROM FUND SHARE TRANSACTIONS:
Proceeds from sale of shares................................      190,304,944
Shares issued in reinvestment of distributions..............               52
Payments for shares redeemed................................      (23,968,439)
                                                                 ------------
Change in net assets from fund share transactions...........      166,336,557
                                                                 ------------
NET INCREASE IN NET ASSETS..................................      166,334,995
                                                                 ------------
NET ASSETS:
Beginning of period.........................................               --
                                                                 ------------
End of period...............................................     $166,334,995
                                                                 ============
SHARE TRANSACTIONS:
Issued......................................................      190,304,944
Reinvested..................................................               52
Redeemed....................................................      (23,968,439)
                                                                 ------------
Change in shares............................................      166,336,557
                                                                 ============

---------------

(a) Period from commencement of operations.

                       See notes to financial statements.

                                  MAGNA FUNDS
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND FUND DESCRIPTION

Magna Funds (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on April 28, 1994, and is authorized to issue an unlimited number of shares of beneficial interest in multiple series. Two series commenced investment operations on September 1, 1994, the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund (the "Funds"). One series commenced investment operations on July 7, 1999, the Magna Money Market Fund.

The investment objective of the Magna Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The investment objective of the Magna Intermediate Government Bond Fund and the Magna Money Market Fund is to achieve current income consistent with preservation of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

Investment Valuation: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are valued at the closing sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value.

Investment Transactions: All securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Funds to repurchase the securities at a mutually agreed upon time and price which, in the case of the Funds' transactions, is usually within seven days. The total amount received by the Funds on repurchase agreements is calculated to exceed the price paid by the Funds, reflecting an agreed upon market rate of interest for the period of time to the settlement date, and will not necessarily be related to the interest rate on the underlying securities. The underlying securities are ordinarily United States government securities. Repurchase agreements will be fully collateralized at all times. However, to the extent that the proceeds from any sale upon default in the obligation to repurchase is less than the repurchase price, the Funds would suffer a loss. Also, the Funds might incur costs and encounter delays in liquidating collateral.

Deferred Organizational Expenses: The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying shares for distribution under Federal and State securities regulations. All such costs are amortized using the straight-line method over a period of five years from the dates each Fund commenced operations: September 1, 1994, for the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund.

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

Offering Expenses: All expenses in connection with the Magna Money Market Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are being amortized on a straight-line basis over twelve months beginning with the date of the initial public offering. The Fund paid $10,808 in offering costs.

Dividends and Distributions to Shareholders: The Magna Intermediate Government Bond Fund and the Magna Money Market Fund declare dividends from net investment income daily and make payments monthly. The Magna Growth & Income Fund declares and pays dividends from net investment income quarterly. Each Fund also distributes all of its net capital gains, if any, on an annual basis, normally in December. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

Federal Income Taxes: Each Fund of the Trust is treated as a separate entity for federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the Funds will not be subject to federal income tax to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing substantially all of their net investment income and capital gains during the calendar year, the Funds will not be subject to a federal excise tax.

Expenses: Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

Estimates: The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

3. RELATED PARTY TRANSACTIONS

Each Fund has entered into a separate Investment Advisory Agreement with Union Planters Bank, N.A. ("UPC"). Under these agreements, each Fund pays a fee, calculated daily and paid monthly, based on the respective average daily net assets of such Fund. This fee is 0.75% for the Magna Growth & Income Fund, 0.50% for the Magna Intermediate Government Bond Fund, and 0.40% for the Magna Money Market Fund. UPC has voluntarily agreed to reduce its fees with respect to the Magna Growth & Income Fund to 0.50% and with respect to the Magna Intermediate Government Bond Fund to 0.40% of daily net assets through August 31, 1999. Also, the UPC has voluntarily agreed to reduce its fee for the Magna Money Market Fund to 0.17% of daily net assets through August 31, 2000. This voluntary reduction has been in effect since September 1, 1995 for the Growth & Income Fund and the Intermediate Government Bond Fund; the Magna Money Market Fund has been in effect since July 7, 1999. For the period ended August 31, 1999, UPC voluntarily waived investment advisory fees of $322,563, $77,435, and $55,293 for the Magna Growth & Income Fund, Magna Intermediate Government Bond Fund, and the Magna Money Market Fund, respectively.

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, is a subsidiary of The BISYS Group, Inc. BISYS, with whom certain officers of the Trust are affiliated, serves the Trust as distributor, administrator, transfer agent and fund accountant. Such officers are not paid any fees directly by the Funds for serving as officers of the Trust.

The Trust has entered into an Administration Service Agreement with BISYS, who provides management and administrative services to the Funds pursuant to this agreement. The Trust pays BISYS a fee for its services to each Fund under the Administration Service Agreement at the annual rate of 0.20% of the Trust's average net assets. For the period ended August 31, 1999, BISYS earned $257,852 from the Magna Growth & Income Fund, $154,873 from the Magna Intermediate Government Bond Fund, and $48,079 from the Magna Money Market Fund. For the period ended August 31, 1999, BISYS voluntarily waived 0.03% for the Magna Money Market Fund, amounting to $7,212 of the service fees.

Each Fund has adopted a Service Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The purpose of each plan is to compensate the Funds' Distributor for expenses borne in connection with the provision of personal services provided to investors and/or maintenance of shareholder accounts, at an annual rate not to exceed 0.25% of each Fund's average daily net assets. For the period ended August 31, 1999, BISYS (the "Distributor") voluntarily waived the entire 0.25% for each Fund, amounting to $322,564, $193,589, and $60,102 of service fees for the Magna Growth & Income Fund, the Magna Intermediate Government Bond Fund, and the Magna Money Market Fund, respectively.

BISYS is entitled to receive commissions on sales of shares of the Funds for the year ended August 31, 1999. BISYS received $3,407 of commissions on sales of shares of the Funds, of which $2,405 was allowed to affiliated broker/dealers of the Funds.

BISYS also serves the Funds as Transfer Agent. For the period ended August 31, 1999, BISYS received Transfer Agent fees of $44,033, $25,692, and $4,872 from the Magna Growth & Income Fund, the Magna Intermediate Government Bond Fund, and the Magna Money Market, respectively.

As Fund Accountant for the period ended August 31, 1999, BISYS received Fund Accounting fees of $44,484, $53,955, and $5,208 from the Magna Growth & Income Fund, the Magna Intermediate Government Bond Fund, and the Magna Money Market Fund, respectively.

Each of the Trust's Trustees who are not affiliated with UPC receives an annual fee of $5,000 plus $500 for each meeting attended. Total fees paid to Trustees for the year ended August 31, 1999 were $35,073.

4. INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investments, excluding short-term securities for each Fund for the period ended August 31, 1999 were as follows:

                                                               PURCHASES        SALES
                                                              -----------    -----------
Magna Growth & Income Fund..................................  $47,263,846    $10,284,410
Magna Intermediate Government Bond Fund.....................  $26,390,889    $11,688,528

                                   continued

                                  MAGNA FUNDS
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at August 31, 1999 were as follows:

                                                   GROSS            GROSS         NET UNREALIZED
                                 IDENTIFIED      UNREALIZED       UNREALIZED       APPRECIATION
                                    COST        APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                ------------    ------------    --------------    --------------
Growth & Income Fund..........  $ 91,926,727    $57,929,834      $(1,729,138)      $56,200,696
Intermediate Government Bond
  Fund........................  $ 83,296,162    $   405,568      $(3,770,092)      $(3,364,524)
Magna Money Market Fund.......  $165,767,301    $        --      $        --       $        --

5. FEDERAL INCOME TAX INFORMATION (unaudited)

For the fiscal year ended August 31, 1999, 100% of the dividends distributed by the Magna Growth & Income Fund qualified for the dividends-received deduction for corporate shareholders.

The Magna Growth & Income Fund capital gain dividend distributions from long-term capital gains for the fiscal year ended August 31, 1999 was $2,809,929, of which, $2,809,929 was taxed at 20%.

As of August 31, 1999, the Magna Intermediate Government Bond Fund had a capital loss carryover of $96,095 which will expire in 2004 to offset any future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that this carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

As of August 31, 1999, the Magna Money Market Fund has a post October 31, 1998 loss of $1,562. Capital losses incurred after October 31, 1998 within the fund's fiscal year, may be deferred and treated as incurring the first day of the following year. The Magna Money Market Fund has elected to defer this loss until the fiscal year ended August 31, 2000.

                                   continued

                                  MAGNA FUNDS
                           MAGNA GROWTH & INCOME FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                  SEPTEMBER 1,
                                                 YEAR         YEAR         YEAR         YEAR         1994*
                                                ENDED        ENDED        ENDED        ENDED        THROUGH
                                              AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                                 1999         1998         1997         1996          1995
                                              ----------   ----------   ----------   ----------   ------------
NET ASSET VALUE -- BEGINNING OF PERIOD......   $  23.46     $ 22.18      $ 16.42      $ 14.05       $ 12.50
                                               --------     -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................       0.30        0.23         0.26         0.24          0.25
Net realized and unrealized gains from
  investment transactions...................       7.53        1.72         6.12         2.39          1.52
                                               --------     -------      -------      -------       -------
Total income from investment operations.....       7.83        1.95         6.38         2.63          1.77
                                               --------     -------      -------      -------       -------
LESS DISTRIBUTIONS:
Net investment income.......................      (0.27)      (0.25)       (0.25)       (0.23)        (0.22)
Net realized gain from investment
  transactions..............................      (0.65)      (0.42)       (0.37)       (0.03)           --
                                               --------     -------      -------      -------       -------
Total dividends and distributions...........      (0.92)      (0.67)       (0.62)       (0.26)        (0.22)
                                               --------     -------      -------      -------       -------
NET ASSET VALUE -- END OF PERIOD............   $  30.37     $ 23.46      $ 22.18      $ 16.42       $ 14.05
                                               ========     =======      =======      =======       =======
Total return (1)............................      33.73%       8.84%       39.59%       18.77%        14.33%

RATIOS AND SUPPLEMENTAL DATA:
-----------------------------
Net assets, at end of period ($000's).......   $145,919     $74,131      $70,276      $39,995       $30,284
Ratio of expenses to average net assets.....       0.87%       0.99%        1.06%        1.27%         1.25%
Ratio of net investment income to average
  net assets................................       1.05%       0.96%        1.36%        1.56%         1.98%
Ratio of expenses to average net assets
  without fee waivers**.....................       1.37%       1.49%        1.56%        1.77%         1.88%
Ratio of net investment income to average
  net assets without fee waivers**..........       0.55%       0.46%        0.86%        1.06%         1.35%
Portfolio turnover rate.....................          9%         26%          17%          31%           41%

--------------------------------------------------------------------------------

 * Commencement of operations.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower.

                                  MAGNA FUNDS
                    MAGNA INTERMEDIATE GOVERNMENT BOND FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                 SEPTEMBER 1,
                                                 YEAR         YEAR         YEAR        YEAR          1994*
                                                ENDED        ENDED        ENDED        ENDED        THROUGH
                                              AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST      AUGUST 31,
                                                 1999         1998         1997      31, 1996        1995
                                              ----------   ----------   ----------   ---------   -------------
NET ASSET VALUE -- BEGINNING OF PERIOD......   $ 13.00      $ 12.61      $ 12.43      $ 12.75       $ 12.50
                                               -------      -------      -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................      0.72         0.76         0.79         0.76          0.74
Net realized and unrealized gains (losses)
  from investment transactions..............     (0.96)        0.39         0.19        (0.32)         0.25
                                               -------      -------      -------      -------       -------
Total income from investment operations.....     (0.24)        1.15         0.98         0.44          0.99
                                               -------      -------      -------      -------       -------
LESS DISTRIBUTIONS:
Net investment income.......................     (0.72)       (0.76)       (0.79)       (0.76)        (0.74)
In excess of net investment income..........        --           --        (0.01)          --            --
                                               -------      -------      -------      -------       -------
Total dividends and distributions...........     (0.72)       (0.76)       (0.80)       (0.76)        (0.74)
                                               -------      -------      -------      -------       -------
NET ASSET VALUE -- END OF PERIOD............   $ 12.04      $ 13.00      $ 12.61      $ 12.43       $ 12.75
                                               =======      =======      =======      =======       =======
Total return (1)............................     (1.97)%       9.33%        7.96%        3.48%         8.30%

RATIOS AND SUPPLEMENTAL DATA:
-----------------------------
Net assets, at end of period ($000's).......   $80,607      $72,614      $64,459      $56,764       $52,085
Ratio of expenses to average net assets.....      0.82%        0.90%        0.96%        1.05%         1.10%
Ratio of net investment income to average
  net assets................................      5.69%        5.92%        6.15%        5.97%         6.00%
Ratio of expenses to average net assets
  without fee waivers**.....................      1.17%        1.25%        1.31%        1.40%         1.43%
Ratio of net investment income to average
  net assets without fee waivers**..........      5.34%        5.57%        5.80%        5.62%         5.66%
Portfolio turnover rate.....................        16%          32%          19%          20%           34%

--------------------------------------------------------------------------------

 * Commencement of operations.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Total return excludes sales charges. Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower.

                                  MAGNA FUNDS
                               MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period indicated:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                JULY 7, 1999*
                                                                   THROUGH
                                                               AUGUST 31, 1999
                                                               ---------------
NET ASSET VALUE -- BEGINNING OF PERIOD......................      $  1.000
                                                                  --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................         0.007
Net realized and unrealized gains from investment
  transactions..............................................            --
                                                                  --------
Total income from investment operations.....................         0.007
                                                                  --------
LESS DISTRIBUTIONS:
Net investment income.......................................        (0.007)
                                                                  --------
Total dividends and distributions...........................        (0.007)
                                                                  --------
NET ASSET VALUE -- END OF PERIOD............................      $  1.000
                                                                  ========
Total return (1)............................................          0.67%(b)

RATIOS AND SUPPLEMENTAL DATA:
-----------------------------
Net assets, at end of period ($000's).......................      $166,335
Ratio of expenses to average net assets.....................          0.51%(a)
Ratio of net investment income to average net assets........          4.35%(a)
Ratio of expenses to average net assets without fee
  waivers**.................................................          1.02%(a)
Ratio of net investment income to average net assets without
  fee waivers**.............................................          3.84%(a)

--------------------------------------------------------------------------------

 * Commencement of operations.

 ** During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(1) Had the advisor, distributor and administrator not reduced or waived certain expenses total returns would have been lower.

(a) Annualized

(b) Not annualized

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees
  Magna Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Magna Growth & Income Fund, Magna Intermediate Government Bond Fund and Magna Money Market Fund (separate portfolios constituting Magna Funds, hereafter referred to as the "Funds") at August 31, 1999, the results of each of their operations for the period then ended, the changes in each of their net assets for the periods presented, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management, our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
September 15, 1999

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INVESTMENT ADVISOR
Magna Bank, N.A.
1401 South Brentwood Boulevard
St. Louis, Missouri 61344

ADMINISTRATOR & DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

TRANSFER AND
DIVIDEND PAYING AGENT
BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

CUSTODIAN
Fifth Third Bank
Fifth Third Center
Cincinnati, OH 45263

LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Broad Street
Columbus, OH 43215

10-99

                               TABLE OF CONTENTS

                                              PAGE
                                              ----
Letter to Shareholders....................      1
Portfolio Manager Report..................      2
Schedule of Portfolio Investments.........      6
Statements of Assets and Liabilities......     19
Statements of Operations..................     20
Statements of Changes in Net Assets.......     21
Notes to Financial Statements.............     24
Financial Highlights......................     28
Report of Independent Accountants.........     31

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                                  MAGNA FUNDS
                               A FAMILY OF FUNDS

                                 ANNUAL REPORT
                                AUGUST 31, 1999

                               3435 STELZER ROAD
                               COLUMBUS, OH 43219
                                 (800) 219-4182
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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE PROVIDED FOR THE
GENERAL INFORMATION OF THE SHAREHOLDERS OF THE MAGNA FUNDS. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. MUTUAL FUNDS ARE NOT FDIC INSURED OR BANK GUARANTEED.

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